Financial Risk Management Objectives and Policies (Tables)	6 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Disclosure of summary illustrates the fluctuations in the exchange rates applied	The following summary illustrates the fluctuations in the exchange rates applied during the six months ended June 30, 2026:

	Average rate	Closing rate
CAD	0.7098	0.7037
BRL	0.1940	0.1932